UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET GLOBAL

HIGH YIELD BOND FUND

FORM N-Q

MARCH 31, 2011

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 84.5%
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.7%
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	2,150,000	EUR	$3,168,858	(a)
Europcar Groupe SA, Senior Secured Subordinated Bonds	4.593%	5/15/13	1,103,000	EUR	1,547,539	(a)(b)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	680,000	EUR	1,040,791	(a)

Total Auto Components					5,757,188

Automobiles - 0.9%
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	3,540,000		4,459,384
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	3,170,000		927,225	(c)
Motors Liquidation Co., Senior Notes	8.375%	7/15/33	6,180,000		1,869,450	(d)

Total Automobiles					7,256,059

Diversified Consumer Services - 0.8%
Service Corp. International, Senior Notes	7.500%	4/1/27	2,465,000		2,354,075
Sotheby’s, Senior Notes	7.750%	6/15/15	2,760,000		3,067,050
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Senior Notes	10.250%	12/1/17	1,275,000		1,316,438

Total Diversified Consumer Services					6,737,563

Hotels, Restaurants & Leisure - 6.2%
Ameristar Casinos Inc., Senior Notes	7.500%	4/15/21	1,750,000		1,734,687	(a)
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	730,000		698,975
CCM Merger Inc., Notes	8.000%	8/1/13	2,560,000		2,560,000	(a)
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	455,000		352,625	(a)
CityCenter Holdings LLC / CityCenter Finance Corp., Senior Secured Notes	10.750%	1/15/17	3,540,000		3,672,750	(a)(e)
Codere Finance Luxembourg SA, Senior Notes	8.250%	6/15/15	396,000	EUR	571,734	(a)
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	430,000	EUR	623,107	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,550,000		1,643,000	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	2,870,000		2,683,450
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	2,208,000	GBP	3,207,303
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	6,545,000		5,252,362
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	110,000		125,538
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	1.250%	11/30/20	3,591,000		1,975,050	(a)(e)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	1,596,000		1,576,050	(a)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	890,000		885,550	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	2,820,000		3,052,650
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	520,000		562,900	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	1,262,000	GBP	1,820,746	(b)
MGM MIRAGE Inc., Senior Notes	5.875%	2/27/14	4,170,000		4,003,200
MGM MIRAGE Inc., Senior Notes	6.625%	7/15/15	1,353,000		1,288,732
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	270,000		310,500
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	5,730,000		5,142,675
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	3,670,000		3,881,025	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	1,870,000		2,169,200
Snoqualmie Entertainment Authority, Senior Secured Notes	4.204%	2/1/14	1,285,000		1,169,350	(a)(b)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	1,295,000		130	(d)(f)

Station Casinos Inc., Senior Notes	7.750%	8/15/16	3,765,000		377	(d)(f)

Total Hotels, Restaurants & Leisure					50,963,666

Household Durables - 0.6%
DFS Furniture Holdings PLC, Senior Secured Notes	9.750%	7/15/17	896,000	GBP	1,414,005	(a)
DFS Furniture Holdings PLC, Senior Secured Notes	9.750%	7/15/17	485,000	GBP	765,393	(a)
DirectBuy Holdings Inc., Senior Secured Notes	12.000%	2/1/17	1,560,000		1,193,400	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Household Durables - cont’d
Standard Pacific Corp., Senior Notes	8.375%	1/15/21	1,430,000		$1,485,413	(a)

Total Household Durables					4,858,211

Internet & Catalog Retail - 0.2%
Netflix Inc., Senior Notes	8.500%	11/15/17	1,525,000		1,725,156

Leisure Equipment & Products - 0.7%
Carlson Wagonlit BV, Senior Notes	6.813%	5/1/15	2,553,000	EUR	3,545,748	(a)(b)
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	1,490,000	EUR	2,161,778	(a)

Total Leisure Equipment & Products					5,707,526

Media - 5.6%
Affinity Group Inc., Senior Secured Notes	11.500%	12/1/16	1,280,000		1,350,400	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	1,060,000		1,131,550
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	3,670,000		3,780,100
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	550,000		563,750	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	4,555,000		4,805,525	(a)
CMP Susquehanna Corp.	3.443%	5/15/14	39,000		27,608	(a)(b)(f)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	2,185,000		2,376,187
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	1,385,000		1,488,875	(a)
Globo Communicacoes e Participacoes SA, Senior Bonds	7.250%	4/26/22	120,000		129,000	(a)
ITV PLC, Notes	7.375%	1/5/17	1,812,000	GBP	3,032,092
ITV PLC, Senior Notes	10.000%	6/30/14	1,050,000	EUR	1,718,738
LBI Media Inc., Senior Secured Notes	9.250%	4/15/19	2,140,000		2,156,050	(a)
Musketeer GmbH, Senior Secured Notes	9.500%	3/15/21	1,300,000	EUR	1,920,660	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	1,050,000		1,207,500
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	4,690,000		5,053,475	(a)
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	799,000	EUR	1,010,616	(a)
TVN Finance Corp. III AB, Senior Notes	7.875%	11/15/18	450,000	EUR	653,683	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	1,700,000		1,768,000	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	3,180,000		3,378,750	(a)
UPC Holding BV, Senior Notes	8.000%	11/1/16	2,500,000	EUR	3,711,468	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	835,000		926,850	(a)
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	3,050,000	EUR	4,495,357	(a)

Total Media					46,686,234

Multiline Retail - 0.4%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	3,938,000		3,622,960

Specialty Retail - 1.9%
American Greetings Corp., Senior Notes	7.375%	6/1/16	3,100,000		3,220,125
American Greetings Corp., Senior Notes	7.375%	6/1/16	720,000		719,100
American Greetings Corp., Senior Notes	7.375%	6/1/16	195,000		194,756
Edcon Proprietary Ltd., Senior Notes	4.423%	6/15/14	4,020,000	EUR	4,928,028	(a)(b)
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	4,100,000		4,202,500
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	2,240,000		2,408,000	(a)

Total Specialty Retail					15,672,509

Textiles, Apparel & Luxury Goods - 1.1%
Burlington Coat Factory Warehouse Corp., Senior Notes	10.000%	2/15/19	1,500,000		1,462,500	(a)

Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	560,000		596,400	(a)
Giraffe Acquisition Corp., Senior Notes	9.125%	12/1/18	3,210,000		3,129,750	(a)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	3,355,000		3,765,988

Total Textiles, Apparel & Luxury Goods					8,954,638

TOTAL CONSUMER DISCRETIONARY					157,941,710

CONSUMER STAPLES - 1.3%
Food Products - 1.3%
Blue Merger Sub Inc., Senior Notes	7.625%	2/15/19	3,080,000		3,137,750	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - cont’d
Bumble Bee Acquisiton Co., Senior Secured Notes	9.000%	12/15/17	1,360,000		$1,421,200	(a)
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	1,050,000	EUR	1,532,701	(a)
Foodcorp Ltd., Senior Secured Notes	8.750%	3/1/18	1,300,000	EUR	1,800,906	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	2,340,000		2,533,050	(a)

TOTAL CONSUMER STAPLES					10,425,607

ENERGY - 13.7%
Energy Equipment & Services - 1.4%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	900,000		954,000
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	1,605,000		1,645,125
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	3,165,000		3,259,950	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	2,080,000		2,121,600
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,780,000		1,922,400
Precision Drilling Corp., Senior Notes	6.625%	11/15/20	1,920,000		1,982,400	(a)

Total Energy Equipment & Services					11,885,475

Oil, Gas & Consumable Fuels - 12.3%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	5,202,000		5,228,010
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	1,570,000		1,829,050
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	680,000		702,950
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	3,195,000		3,586,388
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	845,000		946,400
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	220,000		232,375
Concho Resources Inc., Senior Notes	7.000%	1/15/21	2,090,000		2,204,950
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	1,860,000		2,071,575
Copano Energy LLC, Senior Notes	7.125%	4/1/21	1,140,000		1,157,100
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	3,670,894		3,505,703	(a)(e)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	800,000		876,000
Ecopetrol SA, Senior Notes	7.625%	7/23/19	3,470,000		4,016,525
El Paso Corp., Medium-Term Notes	7.375%	12/15/12	127,000		135,319
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	1,580,000		1,726,150
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	1,760,000		1,902,847	(b)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	35,000		36,361	(b)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	2,960,000		3,019,200
Indo Integrated Energy II BV, Senior Secured Notes	9.750%	11/5/16	2,870,000		3,264,625	(a)
Infinis PLC, Senior Notes	9.125%	12/15/14	1,404,000	GBP	2,393,064	(a)
James River Escrow Inc., Senior Notes	7.875%	4/1/19	1,120,000		1,164,800	(a)
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	2,120,000		2,361,150	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	1,570,000		1,683,825	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,800,000		1,941,660	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	210,000		221,025	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	1,720,000		1,883,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	310,000		319,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	1,570,000		1,571,963
MEG Energy Corp., Senior Notes	6.500%	3/15/21	2,850,000		2,899,875	(a)
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	2,680,000		2,894,400	(a)

Novatek Finance Ltd., Notes	6.604%	2/3/21	1,920,000		2,025,612	(a)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	3,890,000		4,337,350	(a)
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	1,870,000		1,846,625
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	690,000		746,097	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	491,000		530,918	(a)
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	655,000		740,969
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	1,280,000		1,346,820
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	1,070,000		1,107,671

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - cont’d
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	610,000		$649,650
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	1,720,000		2,094,100	(a)
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	1,270,000		1,250,950	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	390,000		372,450	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	1,600,000		1,812,000
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	1,000,000		1,117,500
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	2,660,000		2,952,600	(a)
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	3,940,000		4,609,800
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	310,000		339,063
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	730,000		808,475
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	2,400,000		2,568,000
SandRidge Energy Inc., Senior Notes	7.500%	3/15/21	4,110,000		4,269,262	(a)
Teekay Corp., Senior Notes	8.500%	1/15/20	2,605,000		2,836,194
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	3,300,000		3,712,500	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	190,000		213,750	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	692,000		795,800	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	420,000		483,000	(a)
Venoco Inc., Senior Notes	8.875%	2/15/19	220,000		220,275	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	2,080,000		2,163,200

Total Oil, Gas & Consumable Fuels					101,726,621

TOTAL ENERGY					113,612,096

FINANCIALS - 9.2%
Commercial Banks - 2.6%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	1,400,000		1,225,211
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	680,000		700,400	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	900,000		967,500	(a)(b)(g)
Deutsche Postbank Funding Trust IV, Subordinated Notes	5.983%	6/29/17	3,450,000	EUR	4,155,937	(b)(g)
HBOS PLC, Subordinated Notes	1.392%	9/1/16	2,215,000	EUR	2,775,492	(b)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	2,900,000		2,889,084	(a)(b)
Matalan Finance Ltd., Senior Notes	9.625%	3/31/17	175,000	GBP	276,524	(a)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	1,680,000		1,730,400
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,260,000		1,304,100
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	2,720,000		2,556,800	(b)(g)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	1,390,000		1,513,363	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	980,000		1,111,619	(b)(g)

Total Commercial Banks					21,206,430

Consumer Finance - 1.0%
Ally Financial Inc., Debentures	0.000%	6/15/15	4,880,000		3,812,500
Ally Financial Inc., Senior Notes	7.500%	9/15/20	3,940,000		4,220,725	(a)
SLM Corp., Medium-Term Notes	8.000%	3/25/20	590,000		644,142

Total Consumer Finance					8,677,367

Diversified Financial Services - 4.4%
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	860,000		982,550	(a)
Boats Investments (Netherlands) BV, Secured Notes	8.514%	12/15/15	2,360,575	EUR	2,542,508	(b)(e)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	1,490,000		1,625,963
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	470,000		487,625
Fresenius U.S. Finance II Inc., Senior Notes	8.750%	7/15/15	171,000	EUR	279,601	(a)
General Electric Capital Corp., Subordinated Bonds	4.625%	9/15/66	2,161,000	EUR	2,721,306	(a)(b)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	1,298,000	EUR	1,696,962	(a)(b)
ING Groep NV, Subordinated Bonds	5.140%	3/17/16	3,250,000	GBP	4,418,566	(b)(g)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,380,000		1,555,950	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - cont’d
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	620,000		$702,150
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	6,050,000		6,639,875
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	1,420,000	EUR	2,208,634	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	1,802,700	EUR	2,803,877	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,860,000		1,920,450
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	670,000		663,300	(a)
Polish Television Holding BV, Senior Secured Bonds	11.250%	5/15/17	1,350,000	EUR	2,037,578	(a)(h)
Telenet Finance III Luxembourg S.C.A., Senior Secured Notes	6.625%	2/15/21	2,150,000	EUR	2,986,039	(a)

Total Diversified Financial Services					36,272,934

Insurance - 0.7%
Dai-ichi Life Insurance Co., Ltd., Subordinated Notes	7.250%	7/25/21	880,000		872,899	(a)(b)(g)
ELM BV	5.252%	5/25/16	2,700,000	EUR	3,424,662	(b)(g)
ING Capital Funding Trust III, Junior Subordinated Bonds	3.903%	6/30/11	1,928,000		1,878,449	(b)(g)

Total Insurance					6,176,010

Real Estate Management & Development - 0.5%
Agile Property Holdings Ltd., Senior Notes	10.000%	11/14/16	1,680,000		1,747,200	(a)
Countrywide Holdings, Senior Secured Notes	10.000%	5/8/18	1,499,000	GBP	2,416,718	(a)

Total Real Estate Management & Development					4,163,918

TOTAL FINANCIALS					76,496,659

HEALTH CARE - 2.7%
Health Care Equipment & Supplies - 0.4%
Biomet Inc., Senior Notes	10.000%	10/15/17	300,000		330,375
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	1,100,000		1,214,125	(e)
Ontex, Senior Notes	9.000%	4/15/19	1,250,000	EUR	1,793,643	(a)

Total Health Care Equipment & Supplies					3,338,143

Health Care Providers & Services - 2.0%
American Renal Holdings, Senior Notes	9.750%	3/1/16	3,230,000		3,205,775	(a)(e)
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	1,300,000		1,378,000
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	6,465,000		6,578,137
Crown Newco 3 PLC, Senior Notes	8.875%	2/15/19	425,000	GBP	708,136	(a)(h)
HCA Holdings Inc., Senior Notes	7.750%	5/15/21	1,660,000		1,738,850	(a)
Labco SAS, Senior Secured Notes	8.500%	1/15/18	970,000	EUR	1,409,051	(a)
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	964,000		1,133,905
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	450,000		471,937	(e)

Total Health Care Providers & Services					16,623,791

Pharmaceuticals - 0.3%
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	1,950,000		2,010,937	(a)

TOTAL HEALTH CARE					21,972,871

INDUSTRIALS - 10.9%
Aerospace & Defense - 1.6%
Acquisition Co. Lanza Parent, Senior Secured Notes	10.000%	6/1/17	2,180,000		2,414,350	(a)
FGI Operating Co. Inc., Senior Secured Notes	10.250%	8/1/15	2,315,000		2,479,944
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	1,280,000		1,417,600
Northrop Grumman Corp., Senior Notes	6.875%	3/15/18	1,410,000		1,478,737	(a)
Northrop Grumman Corp., Senior Notes	7.125%	3/15/21	1,410,000		1,476,975	(a)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	1,790,000		1,982,425
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	2,190,000		2,348,775	(a)

Total Aerospace & Defense					13,598,806

Air Freight & Logistics - 0.4%
TGI International Ltd., Senior Notes	9.500%	10/3/17	2,710,000		3,048,750	(a)

Airlines - 1.3%
American Airlines Pass-Through Trust, Secured Notes	7.000%	1/31/18	1,300,000		1,261,000	(a)
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	258,057		258,702

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - cont’d
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	208,969	$217,328
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	2,063,335	2,053,018
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	1,790,000	1,814,613	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	880,000	935,000	(a)
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	250,134	259,514
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	1,375,837	1,420,551
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	775,543	822,076
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	782,000	834,785	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	540,000	573,075	(a)

Total Airlines				10,449,662

Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	1,133,600	685,828	(a)(f)
Griffon Corp., Senior Notes	7.125%	4/1/18	440,000	449,900	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	930,000	1,013,700	(a)

Total Building Products				2,149,428

Commercial Services & Supplies - 1.3%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	950,000	1,075,875
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	3,355,000	3,606,625	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	2,230,000	2,425,125	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	2,120,000	2,271,050
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	1,170,000	1,222,650	(a)

Total Commercial Services & Supplies				10,601,325

Construction & Engineering - 0.7%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	2,330,000	2,335,825	(a)
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	890,000	979,000	(a)
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	1,600,000	1,757,600	(a)
Odebrecht Finance Ltd., Senior Notes	6.000%	4/5/23	1,120,000	1,114,400	(a)

Total Construction & Engineering				6,186,825

Electrical Equipment - 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	2,560,000	2,528,000	(a)

Industrial Conglomerates - 0.2%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	1,320,000	1,465,200

Marine - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	4,200,000	4,368,000
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., Senior Notes	8.125%	2/15/19	1,250,000	1,265,625	(a)
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	2,353,146	1,920,756	(a)(d)

Total Marine				7,554,381

Road & Rail - 2.7%
Florida East Coast Holdings Corp., Senior Notes	10.500%	8/1/17	2,170,000	2,229,675	(a)(e)
Florida East Coast Industries Inc., Senior Secured Notes	8.125%	2/1/17	2,410,000	2,527,488	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	12.750%	12/15/15	3,438,000	3,644,280	(a)
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	1,890,000	2,296,350
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	2,640,000	2,890,800
Kansas City Southern de Mexico, Senior Notes	6.625%	12/15/20	2,540,000	2,603,500	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	36,000	43,110
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	450,000	490,500
Quality Distribution LLC/QD Capital Corp., Senior Secured Notes	9.875%	11/1/18	3,170,000	3,304,725	(a)
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	2,209,000	2,454,751

Total Road & Rail				22,485,179

Trading Companies & Distributors - 0.2%
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,685,000	1,779,781

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - cont’d
Transportation - 0.9%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	4,680,000		$5,042,700	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	2,020,000		2,100,800	(a)

Total Transportation					7,143,500

Transportation Infrastructure - 0.1%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	840,000		861,000	(a)

TOTAL INDUSTRIALS					89,851,837

INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment, Instruments & Components - 0.5%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	3,650,000		4,106,250	(a)

IT Services - 1.1%
Ceridian Corp., Senior Notes	12.250%	11/15/15	1,734,450		1,821,172	(e)
First Data Corp., Senior Notes	10.550%	9/24/15	12,507		13,023	(e)
First Data Corp., Senior Notes	11.250%	3/31/16	1,740,000		1,742,175
First Data Corp., Senior Secured Notes	7.375%	6/15/19	3,960,000		4,034,250	(a)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	980,000		1,090,250	(a)(h)

Total IT Services					8,700,870

Semiconductors & Semiconductor Equipment - 0.5%
CDW LLC/CDW Finance Corp., Senior Notes	11.000%	10/12/15	1,260,000		1,373,400
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	1,010,000		1,138,775	(a)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	150,000		165,000	(a)
MEMC Electronic Materials Inc., Senior Notes	7.750%	4/1/19	1,700,000		1,748,875	(a)

Total Semiconductors & Semiconductor Equipment					4,426,050

TOTAL INFORMATION TECHNOLOGY					17,233,170

MATERIALS - 12.0%
Chemicals - 2.4%
CF Industries Inc., Senior Notes	7.125%	5/1/20	1,060,000		1,205,750
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	1,605,000		1,765,500	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	9.000%	11/15/20	1,640,000		1,704,575	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	2,110,000		2,313,087	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	1,718,000	EUR	2,666,050	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	962,000		1,063,010	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	1,746,457		1,969,131
Rhodia SA, Senior Notes	6.875%	9/15/20	3,580,000		3,665,025	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	935,000		1,033,175
Solutia Inc., Senior Notes	7.875%	3/15/20	1,230,000		1,340,700
Texas Petrochemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	1,380,000		1,462,800	(a)

Total Chemicals					20,188,803

Construction Materials - 0.6%
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	1,570,000	EUR	2,525,378
West China Cement Ltd., Senior Notes	7.500%	1/25/16	2,015,000		2,047,643	(a)

Total Construction Materials					4,573,021

Containers & Packaging - 2.8%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	2,125,120	EUR	3,102,071	(e)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	2,775,000	EUR	4,124,449	(a)
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	1,515,000		1,515,000
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	1,376,000	EUR	1,925,690	(a)

Radnor Holdings Inc., Senior Notes	11.000%	3/15/10	2,150,000		0	(c)(f)(h)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	1,604,000	EUR	2,312,969	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	9.000%	4/15/19	750,000		780,000	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	8.250%	2/15/21	5,490,000		5,462,550	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	85,000		89,250
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	3,840,000		4,156,800	(a)(f)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	10,000		10,825	(a)(f)

Total Containers & Packaging					23,479,604

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 4.1%
Atkore International Inc., Senior Secured Notes	9.875%	1/1/18	1,370,000		$1,469,325	(a)
China Oriental Group Co. Ltd.	7.000%	11/17/17	2,110,000		2,099,450	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	1,010,000		1,080,700	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	995,000		1,064,650	(a)
Evraz Group SA, Notes	8.875%	4/24/13	4,390,000		4,834,487	(a)
Evraz Group SA, Notes	8.250%	11/10/15	180,000		202,275	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	720,000		845,554	(a)
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	1,130,000		1,144,125	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	600,000		625,500	(a)
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	1,895,000		2,108,187	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	4,170,000		4,321,162	(a)
New World Resources NV, Senior Secured Bonds	7.875%	5/1/18	953,000	EUR	1,424,874	(a)
Novelis Inc., Senior Notes	8.750%	12/15/20	3,610,000		3,989,050	(a)
Ryerson Holding Corp., Senior Secured Notes	0.000%	2/1/15	3,990,000		2,124,675
Southern Copper Corp., Senior Notes	6.750%	4/16/40	320,000		323,257
Vale Overseas Ltd., Notes	8.250%	1/17/34	400,000		489,043
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,669,000		1,781,426
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	3,300,000		3,514,500	(a)
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	175,000		187,469	(a)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	130,000		143,000	(a)

Total Metals & Mining					33,772,709

Paper & Forest Products - 2.1%
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	260,000		274,950	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	2,047,000		1,995,825
Boise Cascade LLC, Senior Subordinated Notes	7.125%	10/15/14	820,000		813,850
China Forestry Holdings Co., Ltd., Senior Secured Bonds	7.750%	11/17/15	2,100,000		1,438,500	(a)(f)
Fibria Overseas Finance Ltd., Senior Notes	7.500%	5/4/20	1,710,000		1,863,900	(a)
Fibria Overseas Finance Ltd., Senior Notes	6.750%	3/3/21	1,280,000		1,328,000	(a)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	875,000		880,469
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	2,333,000	EUR	3,779,544	(a)
PE Paper Escrow GmbH, Senior Secured Notes	12.000%	8/1/14	370,000		426,094	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	2,224,000		2,474,200	(a)
Verso Paper Holdings LLC, Senior Secured Notes	8.750%	2/1/19	1,960,000		2,048,200	(a)

Total Paper & Forest Products					17,323,532

TOTAL MATERIALS					99,337,669

TELECOMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 5.5%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	4,190,000		3,959,550	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	490,000		472,850	(a)
Cincinnati Bell Inc., Senior Notes	8.375%	10/15/20	1,700,000		1,674,500
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	350,000		281,750
Cogent Communications Group Inc., Senior Secured Notes	8.375%	2/15/18	2,100,000		2,170,875	(a)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	2,445,000		2,591,700	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	4,110,000		4,135,687	(a)
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	860,000		865,375
Primus Telecommunications Group Inc., Senior Subordinated Secured Notes	14.250%	5/20/13	550,000		558,250	(e)
Sunrise Communications Holdings SA, Senior Secured Notes	8.500%	12/31/18	697,000	EUR	1,051,994	(a)

Sunrise Communications International SA, Senior Secured Notes	7.000%	12/31/17	587,000	EUR	869,331	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	1,990,000		2,156,663
Unitymedia GmbH, Senior Subordinated Notes	9.625%	12/1/19	1,927,000	EUR	2,983,556	(a)
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	1,900,000		2,082,400	(a)
Vimpel Communications, Notes	6.493%	2/2/16	550,000		572,000	(a)
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	3,380,000		3,693,377	(a)
West Corp., Senior Notes	8.625%	10/1/18	2,300,000		2,432,250	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Diversified Telecommunications Services - cont’d
West Corp., Senior Notes	7.875%	1/15/19	3,260,000		$3,329,275	(a)
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	4,140,000		4,336,650	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	422,304		513,099	(a)(e)
Windstream Corp., Senior Notes	7.750%	10/15/20	420,000		433,650
Windstream Corp., Senior Notes	7.500%	4/1/23	4,350,000		4,306,500	(a)

Total Diversified Telecommunication Services					45,471,282

Wireless Telecommunication Services - 3.2%
Buccaneer Merger Sub Inc., Senior Notes	9.125%	1/15/19	1,090,000		1,160,850	(a)
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	1,280,000		1,376,000
Phones4u Finance PLC, Senior Secured Notes	9.500%	4/1/18	2,100,000	GBP	3,343,535	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	3,910,000		3,626,525
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	7,595,000		8,117,157
Sprint Nextel Corp., Senior Notes	9.250%	4/15/22	1,000,000		1,075,000
True Move Co., Ltd.	10.750%	12/16/13	2,050,000		2,229,375	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	4,820,000		5,241,750	(a)

Total Wireless Telecommunication Services					26,170,192

TOTAL TELECOMMUNICATION SERVICES					71,641,474

UTILITIES - 4.8%
Electric Utilities - 0.7%
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	1,618,000		1,585,640	(a)
EEB International Ltd.	8.750%	10/31/14	1,500,000		1,620,000	(a)
EEB International Ltd., Senior Bonds	8.750%	10/31/14	2,150,000		2,322,000	(a)

Total Electric Utilities					5,527,640

Gas Utilities - 0.2%
Ferrellgas LP/Ferrellgas Finance Corp., Senior Notes	6.500%	5/1/21	360,000		351,000	(a)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,160,000		1,247,000

Total Gas Utilities					1,598,000

Independent Power Producers & Energy Traders - 3.8%
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	430,000		447,200	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	4,930,000		5,121,037	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	1,250,000		1,285,625	(a)
Dynegy Inc., Bonds	7.670%	11/8/16	1,220,000		1,152,900
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	140,000		117,600
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	2,200,644		1,832,036	(e)
Energy Future Intermediate Holding Co. LLC, Senior Secured Notes	9.750%	10/15/19	1,680,000		1,732,576
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	6,158,000		6,556,269
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	2,800,000		3,027,500	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	5,400,000		5,602,500
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	2,240,877		2,532,191
NRG Energy Inc., Senior Notes	7.375%	1/15/17	2,045,000		2,137,025
NRG Energy Inc., Senior Notes	8.500%	6/15/19	205,000		216,788

Total Independent Power Producers & Energy Traders					31,761,247

Multi-Utilities - 0.1%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	830,000		950,350	(a)

TOTAL UTILITIES					39,837,237

TOTAL CORPORATE BONDS & NOTES (Cost - $660,535,965)					698,350,330

COLLATERALIZED SENIOR LOANS - 2.2%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.1%
Ford Motor Co., Term Loan B1	3.010%	12/16/13	681,548	682,023	(i)

Diversified Consumer Services - 0.5%
Realogy Corp., Term Loan	13.500%	10/15/17	4,000,000	4,358,000	(i)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Hotels, Restaurants & Leisure - 0.1%
CityCenter Holdings LLC, Term Loan	7.500%	1/13/15	850,000		$859,208	(i)

Media - 0.4%
Kabel Deutschland GmbH	8.272%	11/19/14	2,258,785	EUR	3,281,178	(i)

Textiles, Apparel & Luxury Goods - 0.0%
Simmons Co., Term Loan	0.000%	2/15/12	2,827,672		0	(d)(e)(f)(h)(i)

TOTAL CONSUMER DISCRETIONARY					9,180,409

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.246 - 2.307%	3/26/14	1,402,765		1,237,503	(i)

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., Term Loan B2	3.002%	9/24/14	3,000,000		2,879,064	(i)

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Vodafone Americas Finance 2 Inc., Term Loan	6.875%	8/11/15	3,329,458		3,362,752	(i)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B3	3.746 - 3.803%	10/10/14	1,944,808		1,638,906	(i)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $19,547,533)					18,298,634

CONVERTIBLE BONDS & NOTES - 1.1%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.6%
Realogy Corp., Senior Subordinated Bonds	11.000%	4/15/18	4,170,000		4,545,300	(a)(h)

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
James River Coal Co., Senior Notes	3.125%	3/15/18	170,000		180,285	(a)

INDUSTRIALS - 0.4%
Marine - 0.4%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	4,455,000		3,486,037

MATERIALS - 0.1%
Chemicals - 0.1%
Hercules Inc.	6.500%	6/30/29	720,000		567,900

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $7,087,628)					8,779,522

SOVEREIGN BONDS - 6.0%
Argentina - 0.1%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	506,000		476,905

Brazil - 0.7%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	597,000	BRL	341,889
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	10,534,000	BRL	5,722,969

Total Brazil					6,064,858

Colombia - 0.2%
Republic of Colombia, Senior Notes	7.375%	3/18/19	1,739,000		2,095,495

Indonesia - 0.8%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	2,640,000		3,003,000	(a)
Republic of Indonesia, Senior Bonds	11.000%	9/15/25	7,064,000,000	IDR	955,090
Republic of Indonesia, Senior Bonds	10.250%	7/15/27	14,826,000,000	IDR	1,863,225
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	830,000		896,210	(a)

Total Indonesia					6,717,525

Peru - 0.1%
Republic of Peru, Bonds	7.840%	8/12/20	2,610,000	PEN	1,000,365

Russia - 1.1%
RSHB Capital, Loan Participation Notes, Senior Notes	6.299%	5/15/17	330,000		346,500	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Russia - cont’d
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	3,859,000	$4,061,597	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	4,231,580	4,943,036	(a)

Total Russia				9,351,133

Turkey - 0.7%
Republic of Turkey, Notes	6.750%	5/30/40	260,000	271,050
Republic of Turkey, Senior Notes	7.500%	7/14/17	3,500,000	4,077,500
Republic of Turkey, Senior Notes	7.000%	3/11/19	1,130,000	1,282,550

Total Turkey				5,631,100

Venezuela - 2.3%
Bolivarian Republic of Venezuela	5.750%	2/26/16	23,583,000	17,569,335	(a)
Bolivarian Republic of Venezuela, Collective Action Securities	1.303%	4/20/11	1,159,000	1,161,318	(a)(b)

Total Venezuela				18,730,653

TOTAL SOVEREIGN BONDS (Cost - $45,524,716)				50,068,034

			SHARES
COMMON STOCKS - 1.7%
CONSUMER DISCRETIONARY - 1.2%
Media - 1.2%
Charter Communications Inc., Class A Shares			197,138	9,981,097	*
Citadel Broadcasting Corp., Class A Shares			720	24,660	*

TOTAL CONSUMER DISCRETIONARY				10,005,757

ENERGY - 0.5%
Energy Equipment & Services - 0.4%
Turbo Beta Ltd.			292,439,855	3,349,021	(h)

Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			14,645	412,403	*

TOTAL ENERGY				3,761,424

INDUSTRIALS - 0.0%
Building Products - 0.0%
Ashton Woods USA LLC, Class B Membership			349	157,068	(f)(h)
Nortek Inc.			4,275	183,825	*

TOTAL INDUSTRIALS				340,893

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			10,212	8	*(f)

TOTAL COMMON STOCKS (Cost - $8,060,359)				14,108,082

CONVERTIBLE PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Bank of America Corp. (Cost - $4,641,393)	7.250%		4,630	4,680,884

PREFERRED STOCKS - 2.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%	0.000%		9,048	90	*(a)

CMP Susquehanna Radio Holdings Corp.

FINANCIALS - 2.2%
Commercial Banks - 0.2%
Banesto Holdings Ltd.	10.500%	80,100	2,012,513	(a)

Consumer Finance - 1.0%
Ally Financial Inc., Series A	8.500%	245,650	6,109,315	*
GMAC Capital Trust I	8.125%	76,050	1,939,275	*

Total Consumer Finance			8,048,590

Diversified Financial Services - 1.0%
Citigroup Capital XII	8.500%	237,975	6,265,882

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE		SHARES	VALUE
Diversified Financial Services - cont’d
Citigroup Capital XIII	7.875%		76,875	$2,106,375

Total Diversified Financial Services				8,372,257

TOTAL FINANCIALS				18,433,360

TOTAL PREFERRED STOCKS (Cost - $18,088,744)				18,433,450

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Buffets Restaurant Holdings		4/28/14	2,639	26	*(f)(h)
Charter Communications Inc.		11/30/14	4,556	46,699	*
CMP Susquehanna Radio Holdings Co.		3/23/19	10,340	0	*(a)(f)(h)
Jack Cooper Holdings Corp.		12/15/17	3,438	189,090	*
Nortek Inc.		12/7/14	5,120	40,960	*(f)(h)
SemGroup Corp.		11/30/14	15,416	158,014	*(f)
Turbo Beta Ltd.		11/1/14	1	0	*(f)(h)

TOTAL WARRANTS (Cost - $74,676)				434,789

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $763,561,014)				813,153,725

		MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Morgan Stanley tri-party repurchase agreement dated 3/31/11; Proceeds at maturity - $13,241,040; (Fully collateralized by various U.S. government agency obligations, 4.300% to 5.300% due 3/12/14 to 10/25/17; Market value - $13,506,326) (Cost - $13,241,000)	0.110%	4/1/11	13,241,000	13,241,000

TOTAL INVESTMENTS - 100.0% (Cost - $776,802,014#)				826,394,725
Other Assets in Excess of Liabilities - 0.0%				407,883

TOTAL NET ASSETS - 100.0%				$826,802,608

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	The maturity principal is currently in default as of March 31, 2011.

(d)	Securities are in default as of March 31, 2011.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Illiquid security.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$698,350,330	$0	*	$698,350,330
Collateralized senior loans	—	18,298,634			18,298,634
Convertible bonds & notes	—	4,234,222	4,545,300		8,779,522
Sovereign bonds	—	50,068,034	—		50,068,034
Common stocks	$10,601,993	—	3,506,089		14,108,082

Notes to Schedule of Investments (unaudited) (continued)

Convertible preferred stocks	4,680,884	—	—	4,680,884
Preferred stocks	16,420,847	2,012,603	—	18,433,450
Warrants	204,713	189,090	40,986	434,789

Total long-term investments	$31,908,437	$773,152,913	$8,092,375	$813,153,725

Short-term investments†	—	13,241,000	—	13,241,000

Total investments	$31,908,437	$786,393,913	$8,092,375	$826,394,725

Other financial instruments:
Futures contracts	$278,655	—	—	$278,655
Forward foreign currency contracts	—	$149,784	—	149,784

Total other financial instruments	$278,655	$149,784	—	$428,439

Total	$32,187,092	$786,543,697	$8,092,375	$826,823,164

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$189,562	—	—	$189,562
Forward foreign currency contracts	—	$3,188,874	—	3,188,874

Total	$189,562	$3,188,874	—	$3,378,436

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COLLATERALIZED SENIOR LOANS	CONVERTIBLE BONDS & NOTES	COMMON STOCKS	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2010	$3,347,686	$3,268,300	—	$157,067	$1	$121,823	$6,894,877
Accrued premiums/discounts	2,555	2,517	$21,528	—	—	—	26,600
Realized gain(loss)(1)	—	—	—	—	—	(11)	(11)
Change in unrealized appreciation (depreciation)(2)	321,647	(69,713)	2,325,354	424,624	90	108,264	3,110,266
Net purchases (sales)	—	(3,201,104)	2,198,418	2,924,398	—	—	1,921,712
Transfers in to Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	(3,671,888)	—	—	—	(91)	(189,090)	(3,861,069)

Balance as of March 31, 2011	$0 *	—	$4,545,300	$3,506,089	—	$40,986	$8,092,375

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011(2)
	$(1,233)	—	$2,325,354	$424,624	—	$5,124	$2,753,869

*	Value is less than $1.

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction.

Notes to Schedule of Investments (unaudited) (continued)

However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in

Notes to Schedule of Investments (unaudited) (continued)

overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $3,188,874. If a contingent feature in the Master Agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Credit and Market Risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$71,247,781
Gross unrealized depreciation	(21,655,070)

Net unrealized appreciation	$49,592,711

At March 31, 2011, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	75	6/11	$8,988,533	$9,267,188	$278,655

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED (LOSS)
Contracts to Sell:
U.S. Treasury 5-Year Notes	305	6/11	35,431,103	35,620,665	(189,562)

Net unrealized gain on open futures contracts					$89,093

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
British Pound	BNP Paribas	1,325,057	$2,124,514	5/18/11	$(17,997)

Notes to Schedule of Investments (unaudited) (continued)

Euro	CIitibank N.A.	1,754,206	2,484,003	5/18/11	2,999
Euro	CIitibank N.A.	1,518,626	2,150,417	5/18/11	19,176

					4,178

Contracts to Sell:
British Pound	BNP Paribas	461,290	739,604	5/18/11	2,012
British Pound	CIitibank N.A.	1,088,994	1,746,025	5/18/11	24,709
British Pound	CIitibank N.A.	2,041,258	3,272,828	5/18/11	31,113
British Pound	CIitibank N.A.	2,092,000	3,354,183	5/18/11	(6,105)
British Pound	JP Morgan Chase	979,681	1,570,760	5/18/11	5,880
British Pound	UBS AG	810,822	1,300,022	5/18/11	12,645
British Pound	UBS AG	7,534,706	12,080,682	5/18/11	51,250
Euro	BNP Paribas	3,045,386	4,312,350	5/18/11	(124,396)
Euro	CIitibank N.A.	806,013	1,141,336	5/18/11	(12,112)
Euro	CIitibank N.A.	1,240,000	1,755,874	5/18/11	(8,193)
Euro	CIitibank N.A.	1,798,491	2,546,713	5/18/11	(62,099)
Euro	CIitibank N.A.	2,070,923	2,932,484	5/18/11	(69,619)
Euro	CIitibank N.A.	2,137,175	3,026,298	5/18/11	(138,909)
Euro	Goldman Sachs	10,539,269	14,923,894	5/18/11	(391,823)
Euro	UBS AG	51,033,565	72,264,929	5/18/11	(2,357,621)

					(3,043,268)

Net unrealized loss on open forward foreign currency contracts					$(3,039,090)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2011.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$278,655	$(189,562)	—	—	$89,093
Foreign Exchange Contracts	—	—	$149,784	$(3,188,874)	$(3,039,090)

Total	$278,655	$(189,562)	$149,784	$(3,188,874)	$(2,949,997)

During the period ended March 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$9,652,649
Forward foreign currency contracts (to sell)	122,301,763
Futures contracts (to buy)	9,326,367
Futures contracts (to sell)	35,826,778

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011